Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Employee Benefit Plans [Abstract]
Employee Benefit Plans
19. Employee Benefit Plans

The Group’s PRC subsidiaries are required by law to contribute a certain percentages of applicable salaries for retirement benefits, medical insurance benefits, housing funds, unemployment and other statutory benefits. The PRC government is directly responsible for the payments of such benefits. The Group contributed RMB35,947, RMB60,134 and RMB92,138 for the years ended December 31, 2015, 2016 and 2017, respectively, for such benefits.